UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02280)

Exact name of registrant as specified in charter: Putnam Convertible Income-Growth Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period : July 31, 2008

Item 1. Schedule of Investments:

Putnam Convertible Income-Growth Trust
The fund's portfolio
7/31/08 (Unaudited)

CONVERTIBLE BONDS AND NOTES (72.8%)(a)
	Principal
	amount	Value

Aerospace and Defense (1.5%)
L-1 Identity Solutions, Inc. 144A cv. sr. notes
3 3/4s, 2027	$5,870,000	$4,996,838
Triumph Group, Inc. cv. sr. unsec. sub. notes 2 5/8s,
2026	1,500,000	1,732,500
Triumph Group, Inc. 144A cv. sr. sub. notes 2 5/8s,
2026	3,800,000	4,389,000
		11,118,338

Airlines (0.4%)
Pinnacle Airlines Corp. cv. sr. notes 3 1/4s, 2025	3,700,000	2,809,780

Automotive (0.9%)
United Auto Group, Inc. 144A cv. sr. sub. notes
3 1/2s, 2026	7,800,000	6,815,250

Banking (1.1%)
Boston Private Financial Holdings, Inc. cv. sr. unsec.
notes 3s, 2027	3,100,000	2,832,625
Boston Private Financial Holdings, Inc. 144A cv. sr.
unsec. notes 3s, 2027	5,800,000	5,277,188
		8,109,813

Beverage (1.7%)
Central European Distribution Corp. cv. sr. unsec.
unsub. notes 3s, 2013	4,000,000	4,975,000
Molson Coors Brewing Co. cv. sr. unsec. notes 2 1/2s,
2013	6,400,000	7,680,000
		12,655,000

Biotechnology (6.3%)
Amgen, Inc. 144A cv. sr. notes 3/8s, 2013	8,800,000	8,470,000
Amylin Pharmaceuticals, Inc. 144A cv. sr. notes 3s,
2014	4,100,000	3,454,250
Cubist Pharmaceuticals, Inc. cv. sub. notes 2 1/4s,
2013	8,100,000	7,907,620
Genzyme Corp. (General Division) cv. sr. notes 1 1/4s,
2023	7,900,000	8,936,875
Integra LifeSciences Holdings 144A cv. sr. notes
2 3/4s, 2010	8,000,000	7,640,000
Kendle International, Inc. cv. sr. notes 3 3/8s, 2012	6,700,000	7,378,375
MannKind Corp. cv. sr. unsec. notes 3 3/4s, 2013	4,600,000	2,518,500
		46,305,620

Broadcasting (0.5%)
Central European Media Enterprises, Ltd. 144A cv.
company guaranty sr. sec. bonds 3 1/2s, 2013 (Bermuda)	4,000,000	4,095,000

Chemicals (0.5%)
ShengdaTech, Inc. 144A cv. sr. notes 6s, 2018	4,000,000	4,080,000

Coal (2.0%)
Patriot Coal Corp. 144A cv. sr. notes 3 1/4s, 2013	12,000,000	14,505,000

Commercial and Consumer Services (1.0%)
Dollar Financial Corp. 144A cv. sr. notes 2 7/8s, 2027	6,000,000	4,500,000
Live Nation, Inc. 144A cv. sr. notes 2 7/8s, 2027	4,000,000	3,015,000
		7,515,000

Communications Equipment (0.6%)
Arris Group, Inc. cv. sr. unsec. notes 2s, 2026	5,000,000	4,414,000

Computers (4.3%)
Anixter International, Inc. 144A cv. sr. notes 1s, 2013	6,800,000	8,177,000
Cray, Inc. cv. sr. sub. notes 3s, 2024	2,000,000	1,742,500
Cray, Inc. 144A cv. sr. sub. notes 3s, 2024	4,600,000	4,007,750
EMC Corp. 144A cv. sr. notes 1 3/4s, 2013	5,800,000	6,684,500
NetApp, Inc. 144A cv. sr. unsec. notes 1 3/4s, 2013	6,000,000	6,277,500
SPSS, Inc. 144A cv. sub. notes 2 1/2s, 2012	4,800,000	4,740,000
		31,629,250

Consumer Goods (0.7%)
Chattem, Inc. cv. sr. notes 1 5/8s, 2014	3,100,000	3,247,250
Chattem, Inc. 144A cv. sr. notes 1 5/8s, 2014	2,000,000	2,095,000
		5,342,250

Electrical Equipment (0.7%)
WESCO International, Inc. cv. sr. debs. Ser. *,
2 5/8s, 2025	1,700,000	1,865,750
WESCO International, Inc. 144A cv. sr. debs. 2 5/8s,
2025	2,900,000	3,182,750
		5,048,500

Electronics (5.3%)
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	10,200,000	6,375,000
General Cable Corp. 144A cv. sr. notes 1s, 2012	7,700,000	7,401,625
Intel Corp. 144A cv. sub. bonds 2.95s, 2035	10,700,000	10,365,625
Liberty Media Corp. cv. sr. notes 3 1/2s, 2031	6,900,000	3,233,340
RF Micro Devices, Inc. 144A cv. sub. notes 1s, 2014	4,500,000	3,063,195
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013	8,000,000	5,150,000
TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s,
2015	4,000,000	3,812,000
		39,400,785

Energy (Oil Field) (3.1%)
Flotek Industries, Inc. cv. company guaranty sr. notes
5 1/4s, 2028	4,000,000	4,060,000
Global Industries, Ltd. 144A cv. unsec. notes 2 3/4s,
2027	3,000,000	1,995,000
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037	15,650,000	16,706,375
		22,761,375

Energy (Other) (1.1%)
Covanta Holding Corp. cv. sr. debs. 1s, 2027	3,700,000	4,065,375
Suntech Power Holdings Co., Ltd. 144A cv. sr. unsec.
notes 3s, 2013 (China)	4,000,000	4,220,000
		8,285,375

Entertainment (1.7%)
Lions Gate Entertainment Corp. cv. sr. sub. bonds
stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025 (Canada)
(STP)	1,300,000	1,249,625
Lions Gate Entertainment Corp. 144A cv. sr. sub. bonds
stepped-coupon 3 5/8s (3 1/8s, 3/15/12) 2025 (Canada)
(STP)	5,800,000	5,575,250
Macrovision Corp. cv. sr. notes 2 5/8s, 2011	3,600,000	3,168,000
Macrovision Corp. 144A cv. sr. notes 2 5/8s, 2011	3,000,000	2,640,000
		12,632,875

Financial (3.1%)
Countrywide Financial Corp. 144A cv. company guaranty
sr. unsec. notes FRN Ser. A, zero %, 2037	14,100,000	13,633,008
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	11,640,000	9,282,900
		22,915,908

Food (0.7%)
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	5,655,000	5,280,356

Forest Products and Packaging (0.7%)
Sinoforest Corp. 144A cv. sr. notes 5s, 2013 (Canada)	5,000,000	5,037,500

Gaming & Lottery (0.7%)
Scientific Games Corp. 144A cv. company guaranty 3/4s,
2024	4,400,000	5,219,500

Health Care Services (3.8%)
BioMarin Pharmaceuticals, Inc. cv. sr. sub. notes
1 7/8s, 2017	2,900,000	4,998,875
Dendreon Corp. 144A cv. sr. sub. notes 4 3/4s, 2014	4,000,000	2,900,000
Health Management Associates, Inc. 144A cv. sr. sub.
notes 3 3/4s, 2028	4,000,000	3,680,000
LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s,
2014	6,400,000	5,296,000
Molina Healthcare, Inc. cv. sr. notes Ser. MOH,
3 3/4s, 2014	5,200,000	4,855,500
United Therapeutics Corp. cv. sr. notes 1/2s, 2011	500,000	804,375
United Therapeutics Corp. 144A cv. sr. notes 1/2s, 2011	3,500,000	5,630,625
		28,165,375

Investment Banking/Brokerage (1.7%)
Affiliated Managers Group 144A cv. sr. notes 3.95s,
2038	6,000,000	5,752,800
KKR Financial Holdings, LLC 144A cv. sr. unsec. notes
7s, 2012	8,810,000	7,122,004
		12,874,804

Media (0.8%)
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	6,700,000	6,071,875

Medical Technology (2.9%)
China Medical Technologies, Inc. 144A cv. sr. sub.
notes 3 1/2s, 2011 (China)	3,100,000	5,107,250
EPIX Medical, Inc. cv. sr. notes 3s, 2024	3,300,000	1,996,500
EPIX Medical, Inc. 144A cv. sr. notes 3s, 2024	4,300,000	2,601,500
Medtronic, Inc. cv. sr. notes 1 5/8s, 2013	2,200,000	2,370,500
Medtronic, Inc. 144A cv. sr. notes 1 5/8s, 2013	8,500,000	9,158,750
		21,234,500

Metal Fabricators (0.4%)

USEC, Inc. cv. unsec. sr. notes 3s, 2014	4,100,000	2,831,870

Metals (0.9%)
Coeur d'Alene Mines Corp. cv. sr. unsec. notes 3 1/4s,
2028	7,500,000	6,271,875

Oil & Gas (4.1%)
Chesapeake Energy Corp. cv. sr. unsec. notes company
guaranty 2 1/4s, 2038	18,200,000	17,358,250
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	5,400,000	7,080,750
St. Mary Land & Exploration Co. cv. sr. notes 3 1/2s,
2027	5,500,000	5,788,750
		30,227,750

Pharmaceuticals (0.9%)
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	8,609,000	6,392,183

Real Estate (2.9%)
Alexandria Real Estate Equities, Inc. 144A cv. sr.
notes 3.7s, 2027 (R)	4,000,000	3,975,000
Forest City Enterprises, Inc. cv. notes 3 5/8s, 2011
(R)	3,100,000	2,391,650
Forest City Enterprises, Inc. 144A cv. notes 3 5/8s,
2011 (R)	3,500,000	2,700,250
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	9,600,000	7,224,000
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	6,200,000	4,743,000
		21,033,900

Retail (3.0%)
Charming Shoppes cv. sr. unsec. notes 1 1/8s, 2014	1,800,000	1,134,000
Charming Shoppes 144A cv. sr. unsec. notes 1 1/8s, 2014	3,800,000	2,394,000
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	6,447,000	3,038,149
Nash Finch Co. 144A cv. sr. sub. notes stepped-coupon
1.631s (zero %, 3/15/13) 2035 (STP)	8,500,000	4,005,625
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	4,400,000	3,184,500
Pantry, Inc. (The) 144A cv. sr. sub. notes 3s, 2012	2,600,000	1,881,750
Pier 1 Imports, Inc. cv. sr. unsec. notes company
guaranty 6 3/8s, 2036	5,000,000	3,818,750
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,885,000	2,680,650
		22,137,424

Software (2.6%)
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	5,400,000	3,840,750
Cadence Design Systems, Inc. 144A cv. sr. notes
1 1/2s, 2013	5,100,000	3,748,500
Symantec Corp. cv. sr. unsec. notes 1s, 2013	9,300,000	11,357,625
		18,946,875

Technology (1.9%)
Acquicor Technology, Inc. 144A cv. notes 8s, 2011	3,422,000	2,224,300
CACI International, Inc. 144A cv. sr. sub. notes
2 1/8s, 2014	3,720,000	3,729,300
ON Semiconductor Corp. 144A cv. sr. sub. notes 2 5/8s,
2026	7,000,000	7,743,750
		13,697,350

Technology Services (1.9%)
Safeguard Scientifics, Inc. 144A cv. sr. notes 2 5/8s,
2024	10,500,000	7,927,500
Trizetto Group 144A cv. sr. notes 1 1/8s, 2012	5,700,000	6,241,500
		14,169,000

Telecommunications (5.3%)
Equinix, Inc. cv. sub. notes 3s, 2014	3,900,000	3,914,625
Leap Wireless International, Inc. 144A cv. sr. unsec.
notes 4 1/2s, 2014	6,000,000	5,280,000
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	6,700,000	5,728,500
NII Holdings, Inc. cv. sr. unsec. notes 2 3/4s, 2025	2,000,000	2,492,500
NII Holdings, Inc. 144A cv. sr. unsec. notes 3 1/8s,
2012	3,500,000	3,001,250
NII Holdings, Inc. 144A cv. sr. unsec. notes 2 3/4s,
2025	3,800,000	4,735,750
Nortel Networks Corp. cv. sr. unsec. notes company
guaranty 2 1/8s, 2014 (Canada)	8,499,000	5,529,662
SBA Communications Corp. cv. sr. notes 3/8s, 2010	6,700,000	8,073,500
		38,755,787

Waste Management (1.1%)
Waste Connections, Inc. cv. sr. notes 3 3/4s, 2026	4,900,000	5,775,875
Waste Connections, Inc. 144A cv. sr. notes 3 3/4s, 2026	2,000,000	2,357,500
		8,133,375

Total convertible bonds and notes (cost $563,703,514)		$536,920,418

CONVERTIBLE PREFERRED SECURITIES (18.1%)(a)
	Shares	Value

Automotive (1.0%)
General Motors Corp. $1.563 cum. cv. pfd.	646,600	$7,375,249

Banking (1.4%)
Washington Mutual, Inc. Ser. R, 7.75% cv. pfd.	6,623	3,172,351
Webster Financial Corp. Ser. A, 8.50% cv. pfd.	8,000	7,180,000
		10,352,351

Building Materials (0.6%)
Stanley Works (The) 5.125% units cv. pfd. ARP	5,531,000	4,518,827

Chemicals (0.8%)
Celanese Corp. $1.063 cum. cv. pfd.	112,400	5,539,207

Electric Utilities (1.0%)
Entergy Corp. $3.813 cv. pfd.	112,700	7,114,188

Financial (1.5%)
Ambac Financial Group, Inc. $4.75 cv. pfd.	77,555	1,844,258
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	100	4,500,000
Fannie Mae Ser. 08-1, $4.375 cv. pfd.	197,330	4,810,511
		11,154,769

Food (1.2%)
Bunge, Ltd. 5.125% cum. cv. pfd.	9,300	8,519,730

Investment Banking/Brokerage (1.6%)
Lehman Brothers Holdings, Inc. Ser. Q, 8.75% cv. pfd.	4,500	2,992,500
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.	13,400	8,710,000
		11,702,500

Metals (3.0%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	81,100	11,364,138
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	191,460	11,080,748
		22,444,886

Oil & Gas (2.4%)
El Paso Corp. 144A 4.99% cv. pfd.	5,350	7,737,438
McMoRan Exploration Co. $6.75 cum. cv. pfd.	55,900	9,749,128
		17,486,566

Pharmaceuticals (0.9%)
Mylan, Inc. 6.50% cv. pfd.	7,750	6,999,816

Power Producers (0.9%)
NRG Energy, Inc. 5.75% cv. pfd.	20,300	6,479,557

Real Estate (0.6%)
Digital Realty Trust, Inc. $1.094 cv. pfd.	186,500	4,481,819

Retail (0.4%)
Retail Ventures, Inc. $3.312 cv. pfd.	98,200	2,933,725

Tobacco (0.8%)
Universal Corp. 6.75% cv. pfd.	4,788	5,990,985

Total convertible preferred securities (cost $152,515,651)		$133,094,175

COMMON STOCKS (5.3%)(a)
	Shares	Value

Banking (1.4%)
U.S. Bancorp	327,700	$10,030,897

Broadcasting (0.5%)
Sinclair Broadcast Group, Inc. Class A (S)	461,200	3,518,956

Energy (Other) (0.4%)
Brazil Ethanol, Inc. 144A (Unit) (NON)	312,500	3,125,000

Miscellaneous (0.3%)
Trian Acquisition I Corp. (Unit) (NON)	250,000	2,467,500

Pharmaceuticals (1.5%)
Johnson & Johnson (S)	156,710	10,729,934

Railroads (0.9%)
CSX Corp.	100,200	6,771,516

Telecommunications (0.3%)
Transforma Acquisition Group, Inc. (Unit) (NON)	312,500	2,468,750

Total common stocks (cost $36,099,589)		$39,112,553

UNITS (1.0%)(a) (cost $7,479,023)
	Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
3.126s, 2009 (Cayman Islands)	75	$7,471,575

SHORT-TERM INVESTMENTS (3.2%)(a)

	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	17,674,689	$17,674,689
Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)	$6,078,593	6,071,000

Total short-term investments (cost $23,745,689)		$23,745,689

TOTAL INVESTMENTS

Total investments (cost $783,543,466) (b)		$740,344,410

NOTES

(a) Percentages indicated are based on net assets of $737,339,372.

(b) The aggregate identified cost on a tax basis is $782,167,185, resulting in gross unrealized appreciation and depreciation of $48,993,657 and $90,816,432, respectively, or net unrealized depreciation of $41,822,775.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $5,858,594. The fund received cash collateral of $6,071,000 which is pooled with collateral of other Putnam funds into 70 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $363,745 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $230,418,843 and $220,681,643, respectively.

On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Adjustable Rate Preferred Stock (ARP) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Lehman Brothers Holdings, Inc. made a bankruptcy filing on September 15, 2008, subsequent to the reporting period.  The reported values of the fund's positions as of July 31, 2008 in securities of Lehman or its affiliates and in derivitatives to which Lehman or its affiliates is a counterparty do no reflect these developments or portfolio transactions after July 31, 2008.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Income-Growth Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008